Stock Options and Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2013	5,082,750	$1.11	7.02
Granted	2,404,500	$0.55
Exercised	(25,000)	$0.55
Cancelled or expired	(305,000)	$1.27
Outstanding at September 30, 2014	7,157,250	$0.92	6.98

Exercisable at December 31, 2013	4,005,583	$1.20	6.52
Exercisable at September 30, 2014	4,474,032	$1.13	6.12

A summary of stock option activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2011	4,046,750	$1.40	4.21
Granted	188,000	$1.89
Exercised	225,000	$1.42
Cancelled or expired	145,000	$1.50
Outstanding at December 31, 2012	3,864,750	$1.42	4.00
Granted	1,768,000	$0.55
Exercised	-	-
Cancelled or expired	550,000	$1.47
Outstanding at December 31, 2013	5,082,750	$1.11	7.02

Exercisable at December 31, 2012	2,992,417	$1.39	3.59
Exercisable at December 31, 2013	4,005,583	$1.20	6.52

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about stock options at September 30, 2014:

Options Outstanding				Options Exercisable
Exercise Price	Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Exercisable	Weighted Average Exercise Price
$0.50	159,000			127,438
$0.55	3,997,500			1,402,282
$0.80	320,000			320,000
$1.25	310,000			310,000
$1.50	2,156,000			2,099,562
$2.00	214,750			214,750
$0.50 - $2.00	7,157,250	6.98	$0.92	4,474,032	$1.13

The following table summarizes information about stock options at December 31, 2013:

	Options Outstanding			Options Exercisable
Exercise Price	Outstanding	Weighted Average Remaining contractual life (in years)	Weighted Average Exercise Price	Exercisable	Weighted Average Exercise Price
$0.50	159,000			108,875
$0.55	1,693,000			935,833
$0.80	320,000			320,000
$1.25	310,000			310,000
$1.50	2,386,000			2,134,875
$2.00	214,750			196,000
$0.50 - $2.00	5,082,750	6.52	$1.11	4,005,583	$1.20

Schedule of Nonvested Share Activity [Table Text Block]
The following table summarizes the activity of the Company’s stock options that have not vested:

	Shares	Weighted Average Grant-date Fair Value
Nonvested at December 31, 2013	1,077,167	$0.467
Granted	2,105,843	$0.207
Forfeited	(156,250)	$0.826
Vested	(343,542)	$0.676
Nonvested at September 30, 2014	2,683,218	$0.266

The following table summarizes the activity of the Company’s stock options that have not vested for the year ended December 31, 2013:

	Shares	Weighted Average Grant-date Fair Value
Nonvested at December 31, 2011	1,527,896	$0.437
Granted	69,583	$0.561
Forfeited	145,000	$0.425
Vested	580,146	$0.467
Nonvested at December 31, 2012	872,333	$0.441
Granted	807,292	$0.219
Forfeited	550,000	$0.675
Vested	52,458	$0.894
Nonvested at December 31, 2013	1,077,167	$0.467

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense is as follows:

	Nine Months Ended
	September 30, 2014	September 30, 2013
Selling, general, and administrative expense	$210,618	$220,840
Research and development expense	26,676	17,655
Total stock-based compensation expense	$237,294	$238,495

Stock-based compensation expense is as follows:

	Year ended
	December 31, 2013	December 31, 2012
Selling, general, and administrative expense	$783,171	$268,618
Research and development expense	89,796	77,044
Total stock-based compensation expense	$872,967	$345,662

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of the option grants was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Nine Months Ended
	September 30, 2014	September 30, 2013
Weighted average risk-free interest rate	1.91%	0.35%
Volatility factor	70.90%	24 - 73%
Weighted average expected life (in years)	7	7
Dividend rate	0.0%	0.0%

The fair value of the option grants was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended
	December 31, 2013	December 31, 2012
Risk-free interest rate	1.56%	1.15%
Volatility factor	73.56%	24.28-73.56%
Weighted average expected life (in years)	7	7
Dividend rate	0.0%	0.0%